Condensed Consolidating Financial Information Condensed Consolidating Financial Information - Additional Details (Details)	Mar. 20, 2019
Legacy Disney
Condensed Financial Statements, Captions [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%